UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

        New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 137.4%
Corporate — 2.6%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Chambers Project, AMT, Series A, 5.00%, 12/01/23	$3,190	$3,589,356
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	2,500	2,830,175
Series B, 5.60%, 11/01/34	2,150	2,437,283

		8,856,814
County/City/Special District/School District — 19.6%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,765,616
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	3,640	3,900,333
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/32	4,605	4,836,724
5.00%, 7/01/33	1,395	1,462,644
5.00%, 7/01/37	1,470	1,527,506
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,840	6,287,015
5.50%, 10/01/27	250	322,813
County of Hudson New Jersey Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	808,223
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,167,600
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	3,900,096
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,785
County of Monmouth New Jersey Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,020
5.38%, 12/01/18	5	5,020

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	$2,590	$2,781,608
4.00%, 3/01/30	2,590	2,772,258
4.00%, 3/01/31	2,925	3,120,332
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	450	496,044
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	5,415	5,982,113
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,235	1,339,036
4.25%, 3/01/35	1,300	1,408,160
4.30%, 3/01/36	1,370	1,486,806
Morristown Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	1,830	1,921,390
5.00%, 8/01/33	3,000	3,137,700
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC) (a):
5.50%, 3/01/21	5,890	7,274,562
5.50%, 3/01/22	3,150	3,935,988
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM) (NPFGC), 5.00%, 9/15/15 (b)	2,000	2,084,300
Township of Irvington, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,200	1,348,032

		67,578,724
Education — 28.5%
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	2,185	2,529,137
New Jersey Educational Facilities Authority, RB:
Higher Education Capital Improvement Fund, 5.00%, 9/01/33	4,310	4,760,654

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB (concluded):
Montclair State University, Series A (AMBAC), 5.00%, 7/01/16 (b)	$1,200	$1,292,436
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,089,952
New Jersey Educational Facilities Authority, RB:
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,772,945
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,771,661
Montclair State University, Series A, 5.00%, 7/01/39	11,055	12,687,934
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,852,274
Montclaire State University, Series A, 5.00%, 7/01/44	2,520	2,878,722
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	3,000	3,373,680
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,279,713
Seton Hall University, Series D, 5.00%, 7/01/38	360	400,478
Seton Hall University, Series D, 5.00%, 7/01/43	430	476,143
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,993,984
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	965,268
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	277,648
William Paterson University, Series C (AGC), 4.75%, 7/01/34	4,000	4,360,320
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	790	802,498
4.50%, 12/01/28	3,380	3,584,321
4.00%, 12/01/29	4,140	4,167,283
4.00%, 12/01/29	710	722,219
4.50%, 12/01/29	4,150	4,403,855
4.63%, 12/01/30	4,080	4,331,246
4.00%, 12/01/31	1,335	1,340,206
4.25%, 12/01/32	1,460	1,483,345
4.13%, 12/01/35	710	710,270
4.50%, 12/01/36	1,280	1,323,366
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.38%, 12/01/24	$1,500	$1,699,920
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	5,045	5,621,543
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,100	1,289,189
5.00%, 5/01/43	7,150	8,061,482

		98,303,692
Health — 19.5%
County of Camden Improvement Authority, Refunding RB, The Cooper Health Systen, Series A, 5.00%, 2/15/33 (c)	1,420	1,572,153
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/15 (b)	10,775	11,229,166
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	720	767,556
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,050	6,449,603
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	3,800	4,050,990
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	4,885	5,681,108
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,035	3,379,776
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/28	2,130	2,480,257
5.00%, 7/01/29	510	592,085
5.50%, 7/01/31	2,880	3,370,781
AHS Hospital Corp., 6.00%, 7/01/41	3,080	3,646,658
Catholic Health East Issue, 5.00%, 11/15/33	1,375	1,537,924
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,615,320

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Hackensack University Medical (AGM), 4.63%, 1/01/30	$5,480	$5,843,543
Kennedy Health System, 5.00%, 7/01/42	360	387,983
Meridian Health System Obligated Group, 5.00%, 7/01/25	700	801,157
Meridian Health System Obligated Group, 5.00%, 7/01/26	1,590	1,808,069
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	1,820	2,063,680
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	4,010	4,612,823
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,560	4,040,137
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	740	811,580
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	440	438,671

		67,181,020
Housing — 7.6%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	4,800	5,206,896
Capital Fund Program, Series A (AGM) (HUD), 4.70%, 11/01/25	2,130	2,173,473
M/F Housing, Series A, 4.55%, 11/01/43	3,575	3,665,483
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	935	938,890
S/F Housing, Series AA, 6.50%, 10/01/38	775	805,814
S/F Housing, Series B, 4.50%, 10/01/30	6,735	7,239,586
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	$2,400	$2,496,096
M/F Housing, Series 2, 4.75%, 11/01/46	3,015	3,121,399
S/F Housing, Series T, 4.70%, 10/01/37	580	589,379

		26,237,016
State — 30.4%
Garden State Preservation Trust, RB:
CAB, Series B (AGM), 0.00%, 11/01/23 (d)	9,000	7,299,720
CAB, Series B (AGM), 0.00%, 11/01/25 (d)	10,000	7,531,900
Election of 2005, Series A (AGM), 5.80%, 11/01/15 (b)	1,960	2,069,662
Election of 2005, Series A (AGM), 5.80%, 11/01/15 (b)	2,730	2,882,743
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,070,800
5.25%, 11/01/21	7,705	9,453,342
New Jersey EDA, RB:
Liberty State Park Project, Series C, 5.00%, 3/01/22	2,670	2,711,305
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,151,389
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	4,000	4,846,800
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	9,121,725
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,105	11,317,661
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	2,775	3,336,382
School Facilities Construction (AGC), 6.00%, 12/15/34	25	28,977

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (b)	$9,000	$9,144,000
School Facilities Construction, Series U, 5.00%, 9/01/37	1,770	1,924,362
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	705	766,483
School Facilities Construction, Series UU, 5.00%, 6/15/30	4,250	4,682,862
School Facilities Construction, Series UU, 5.00%, 6/15/34	985	1,069,543
School Facilities Construction, Series UU, 5.00%, 6/15/40	2,440	2,635,200
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,319,110
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	895	1,004,342
Cigarette Tax, 5.00%, 6/15/28	1,520	1,686,349
Cigarette Tax, 5.00%, 6/15/29	2,000	2,211,800
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,236,500
School Facilities Construction, Series NN, 5.00%, 3/01/29	4,500	4,932,900
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,080	1,212,419

		104,648,276
Transportation — 24.9%
Delaware River Port Authority, RB:
5.00%, 1/01/29	1,250	1,459,925
5.00%, 1/01/37	4,465	5,079,920
Series D (AGM), 5.00%, 1/01/40	3,700	4,107,814
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.13%, 1/01/34	1,630	1,781,248
5.38%, 1/01/43	5,495	6,078,624
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (e)	7,615	7,926,987
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	$2,500	$3,105,500
Series A (AGM), 5.25%, 1/01/29	2,000	2,489,900
Series A (AGM), 5.25%, 1/01/30	4,000	5,001,000
Series A (BHAC), 5.25%, 1/01/29	500	633,020
Series C (NPFGC), 6.50%, 1/01/16 (a)	1,535	1,562,430
Series C (NPFGC), 6.50%, 1/01/16 (a)	255	273,493
Series C (NPFGC), 6.50%, 1/01/16 (a)	305	327,119
Series C (NPFGC), 6.50%, 1/01/16	605	647,646
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (d)	7,210	2,519,318
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	6,000	2,203,080
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (d)	4,050	1,843,681
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (d)	1,400	514,052
Transportation Program, Series AA, 5.00%, 6/15/33	2,150	2,344,510
Transportation Program, Series AA, 5.25%, 6/15/33	4,050	4,541,386
Transportation System, Series A, 6.00%, 6/15/35	4,365	5,333,681
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,478,692
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,000	2,339,920
Transportation System, Series B, 5.50%, 6/15/31	1,425	1,648,583
Transportation System, Series B, 5.25%, 6/15/36	1,775	1,964,854

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/25	$3,000	$3,008,640
Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,554,525
Series 8, 6.00%, 12/01/42	2,500	2,897,575
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	2,850	3,210,810
Consolidated, 152nd Series, 5.75%, 11/01/30	5,175	5,857,893
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	1,025	1,120,253
5.00%, 11/01/29	1,025	1,116,543

		85,972,622
Utilities — 4.3%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	1,330	1,442,452
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (a)	4,335	5,218,473
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (d):
0.00%, 9/01/28	6,600	3,996,234
0.00%, 9/01/29	6,900	3,982,404

		14,639,563
Total Municipal Bonds in New Jersey		473,417,727
Guam — 1.0%
State — 1.0%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	305	333,905
Series A, 5.13%, 1/01/42	2,500	2,697,025
Municipal Bonds	Par (000)	Value
Guam (concluded)
State (concluded)
Territory of Guam, RB, Business Privilege Tax Bonds (concluded):
Series B-1, 5.00%, 1/01/37	$395	$425,502
Total Municipal Bonds in Guam		3,456,432
Puerto Rico — 0.5%
Health — 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.50%, 11/15/20	1,750	1,792,052
Total Municipal Bonds — 138.9%		478,666,211

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 19.0%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,370	13,635,698

Education — 0.3%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,112,876
State — 5.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	9,160	11,923,572
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (g)	4,780	5,239,966

		17,163,538
Transportation — 9.7%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	5,200	5,764,512
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	1,900	2,103,662

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	$11,456	$12,970,692
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	5,500	6,006,825
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	5,998	6,633,810

		33,479,501
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.0%		65,391,613
Total Long-Term Investments (Cost — $498,065,997) — 157.9%		544,057,824
Short-Term Securities — 1.0%	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	3,484,604	$3,484,604
Total Short-Term Securities (Cost — $3,484,604) — 1.0%		3,484,604
Total Investments (Cost — $501,550,601*) — 158.9%		547,542,428
Other Assets Less Liabilities — 1.3%		4,541,208
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.1%)		(34,708,878)
VRDP Shares, at Liquidation Value — (50.1%)		(172,700,000)

Net Assets Applicable to Common Shares — 100.0%		$344,674,758

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$467,155,519

Gross unrealized appreciation		$46,441,627
Gross unrealized depreciation		(754,029)

Net unrealized appreciation		$45,687,598

Notes to Schedule of Investments

(a)	Security is collateralized by municipal or U.S. Treasury obligations.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Goldman Sachs & Co.	$1,572,153	$(20,675)

(d)	Zero-coupon bond.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from June 15, 2019 to September 1, 2020 is 8,817,706.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF New Jersey Municipal Money Fund	4,710,150	(1,225,546)	3,484,604	—

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HUD	Department of Housing and Urban Development
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(205)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$25,903,672	$ 222,443

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

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Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

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Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$544,057,824	—	$544,057,824
Short-Term Securities	$3,484,604	—	—	3,484,604

Total	$3,484,604	$544,057,824	—	$547,542,428

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$222,443	—	—	$222,443

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$259,000	—	—	$259,000
Liabilities:
TOB trust certificates	—	$(34,699,311)	—	(34,699,311)
VRDP Shares	—	(172,700,000)	—	(172,700,000)

Total	$259,000	$(207,399,311)	—	$(207,140,311)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 23, 2014